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   As filed with the Securities and Exchange Commission on January 29, 2023

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

              RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
                                      of
              PIONEER MUNICIPAL HIGH INCOME ADVANTAGE FUND, INC.
                                60 State Street
                               Boston, MA 02109
                                (617) 742-7825

                   Under the Investment Company Act of 1940
                   Investment Company Act File No. 811-21409

       The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the "Commission") that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended (the "1940 Act").

(1)Titles of the classes of securities of Pioneer Municipal High Income Advantage Fund, Inc. (the "Fund") to be redeemed:

       Variable Rate MuniFund Term Preferred Shares, Series 2021, $0.01 par value per share, $100,000 liquidation preference per share ("VMTP Shares") (CUSIP No. 723762 407)

(2)The date on which the securities are to be redeemed:

       February 29, 2024

(3)Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

       The VMTP Shares are to be redeemed pursuant to Section 2.6(c) of the Articles of Amendment to Articles Supplementary of Pioneer Municipal High Income Advantage Fund, Inc.

(4)Number of shares and the basis upon which the securities to be redeemed are to be selected:

       The Fund intends to redeem 900 of its currently outstanding VMTP Shares. Such redemptions will be made on a pro rata basis among the holders of such VMTP Shares.

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                                   SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the 1940 Act, the registrant has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 29th day of January, 2024.

                                             PIONEER MUNICIPAL HIGH INCOME
                                             ADVANTAGE FUND, INC.

                                             By:  /s/ Christopher J. Kelley
                                                  ------------------------------
                                             Name: Christopher J. Kelley
                                             Title:  Secretary